DEBT AND OTHER CREDIT ARRANGEMENTS (Short-term Debt) (Details) (USD $) In Millions, unless otherwise specified	Aug. 31, 2013	Aug. 31, 2012
Debt Disclosure [Abstract]
Current Portion of Long-Term Debt	$ 11	$ 4
Notes Payable to Banks	40	32
Total Short-Term Debt	$ 51	$ 36